Debt - Schedule of percentage of principal amount at which the entity may redeem the notes (Detail) - Senior Notes due 2024	6 Months Ended
Jun. 30, 2016
2019
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price (as a percent)	107.10%
2020
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price (as a percent)	104.80%
2021
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price (as a percent)	102.40%
2022 and thereafter
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price (as a percent)	100.00%